Document and Entity Information	3 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	Rocky Mountain High Brands, Inc.
Entity Central Index Key	0001670869
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amedment Description	Changes to initial filing